Shareholder Fees - First Trust Preferred Securities and Income Fund	Mar. 01, 2021
A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none
C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none
F
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none
I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none
R3
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

[1]	For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a contingent deferred sales charge of 1% may be imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.